24. DEFINED BENEFITS PLANS (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Less than one year
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 121
One to two years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	84
Two to three years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	74
Three to four years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	89
Four to five years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	81
Six to ten years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 377